Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future benefit payments expected to be paid
Pension benefits, 2015	$ 514
Pension benefits, 2016	539
Pension benefits, 2017	598
Pension benefits, 2018	626
Pension benefits, 2019	648
Pension benefits, 2010 to 2024	$ 4,784